Note 13 - Commitments and Contingencies (Details) - Operating Leases Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013
Operating Leases Future Minimum Lease Payments [Abstract]
2013	$ 15,948
2014	16,232
2015	15,815
2016	13,158
2017	9,224
Thereafter	12,947
Total minimum lease payments	83,324
Sublease rental	819
Net rentals	$ 82,505